Pension Plan (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Pension Plan [Abstract]
Employer match percentage	20.00%	20.00%
Expenses related to defined contribution plan	$ 152	949	1,003	1,057